Inventories	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Inventories
21	INVENTORIES

	December 31, 2019	December 31, 2018
	RMB	RMB
Crude oil and other raw materials	56,166	58,188
Work in progress	15,159	14,241
Finished goods	112,003	110,103
Spare parts and consumables	88	53

	183,416	182,585
Less: Write down in inventories	(1,495)	(5,008)

	181,921	177,577